Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Property, Plant and Equipment
Property, plant and equipment, gross	$ 4,125,453	$ 4,085,356
Accumulated depreciation	(2,598,991)	(2,505,792)
Property, plant and equipment, net	1,526,462	1,579,564
Depreciation expense	241,788	241,787	$ 229,760
Carrying amount of assets to be disposed	1,057	3,256
Land
Property, Plant and Equipment
Property, plant and equipment, gross	141,453	145,335
Buildings
Property, Plant and Equipment
Property, plant and equipment, gross	528,076	545,909
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	1,566,666	1,515,250
Equipment
Property, Plant and Equipment
Property, plant and equipment, gross	1,810,405	1,774,477
Software
Property, Plant and Equipment
Property, plant and equipment, gross	16,316	6,111
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	$ 62,537	$ 98,274